Condensed Consolidated Statements of Cash Flows (Unaudited) $ in Millions	6 Months Ended
	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)
Cash flows from operating activities
Loss before tax	£ (346,418)	£ (207,342)
Adjustments for:
Depreciation	330,260	361,664
Amortization of intangible assets	11,234	36,145
Amortization of right of use assets	98,288	98,289
Change in fair value of derivative liability	(578,877)	(6,943,594)
Change in fair value of warrant liability	(7,637,088)	(10,537,611)
Change in fair value of other derivative liabilities		3,832,379
Loss on modification of convertible loan	645,845
Share-based payment expense	142,321	837,406
Net foreign exchange losses/(gains)	87,631	(54,002)
Finance income	(85)	(4)
Finance costs	143,340	5,990,592
Movements in working capital:
Decrease in deferred income		(989,330)
Decrease/(increase) in trade and other receivables	308,748	(813,253)
Increase/(decrease) in trade and other payables	335,476	(370,774)
Cash used in operations	(6,459,325)	(8,759,435)
Interest paid	(92,365)	(135,807)
Interest received	85	4
Net cash flows used in operating activities	(6,551,605)	(8,895,238)
Cash flows from investing activities
Purchase of property, plant and equipment	(158,861)	(8,459)
Purchase of intangible assets	(57,965)	(73,121)
Net cash flows used in investing activities	(216,826)	(81,580)
Cash flows from financing activities
Repayment of lease liabilities	(178,263)	(538,275)
Receipt from issuance of convertible loan (net of issue costs)		18,110
Repayment of convertible loan		(1,936,360)
Proceeds from sale of warrants	3,894,851	13,092,139
Proceeds of sale of own shares	440,425	2,915,284
Share issue costs	(158,964)	(381,182)
Net cash flows from financing activities	3,998,049	13,169,716
Net (decrease)/increase in cash and cash equivalents	(2,770,382)	4,192,898
Foreign exchange movements on cash and cash equivalents	(119,156)	237,711
Cash and cash equivalents at the beginning of the period	4,808,060	1,566,688
Cash and cash equivalents at the end of the period	£ 1,918,522	£ 5,997,297